UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2014 to June 30, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2014 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Belgium — 0.9%
KBC Groep NV	1,050,288	$57,167

Canada — 1.0%
Imperial Oil Ltd.	1,241,400	65,418

France — 15.0%
AXA SA	2,541,984	60,756
BNP Paribas	1,819,649	123,449
Credit Agricole SA	1,483,249	20,919
GDF Suez	2,494,847	68,683
Legrand SA	1,835,639	112,317
Peugeot SA1	3,813,498	56,370
Sanofi-Aventis SA	1,769,722	187,998
Schneider Electric SE	661,507	62,274
Technip SA	1,488,025	162,780
Total SA	1,199,747	86,708

		942,254

Germany — 8.6%
Bayer AG	640,400	90,452
Daimler AG	1,383,964	129,622
Deutsche Lufthansa AG	1,751,155	37,599
Linde AG	298,261	63,426
SAP AG	1,247,365	96,332
Siemens AG	941,888	124,394

		541,825

Hong Kong — 5.6%
China Merchants Holdings International Co. Ltd.	15,536,000	48,510
China Mobile Ltd.	13,639,839	132,343
CNOOC Ltd.	68,624,000	123,251
The Link Real Estate Investment Trust	8,961,056	48,214

		352,318

Ireland — 0.8%
Ryanair Holdings PLC ADR[1]	509,900	28,453
Smurfit Kappa Group PLC	904,071	20,661

		49,114

Japan — 13.9%
Hitachi Ltd.	16,297,000	119,366
JGC Corp.	2,299,000	69,852
KDDI Corp.	3,053,200	186,227
Komatsu Ltd.	2,069,000	48,036

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)
Nikon Corp.	7,875,800	$124,001
Shin-Etsu Chemical Co. Ltd.	1,816,100	110,395
Sumitomo Mitsui Financial Group Inc.	2,453,700	102,793
Toyota Motor Corp.	1,901,400	114,191

		874,861

Netherlands — 8.5%
Akzo Nobel NV	2,971,523	222,773
PostNL NV	10,455,025	49,390
Reed Elsevier NV	8,286,222	190,051
Unilever NV	1,604,620	70,212

		532,426

Singapore — 1.6%
Sembcorp Industries Ltd.	11,599,000	49,953
Sembcorp Marine Ltd.	14,902,000	49,000

		98,953

South Korea — 5.3%
Korea Electric Power Corp.	2,176,866	80,250
KT&G Corp.	1,218,983	107,826
SK Telecom Co., Ltd.	613,359	143,368

		331,444

Spain — 1.0%
Tecnicas Reunidas SA	967,015	59,818

Switzerland — 12.7%
Clariant AG	3,154,635	61,755
Credit Suisse Group	2,106,751	60,247
Givaudan SA	48,507	80,900
Novartis AG	2,142,595	194,013
Roche Holding AG	423,861	126,422
UBS AG	8,989,713	164,933
Zurich Insurance Group AG	365,541	110,182

		798,452

United Kingdom — 20.5%
Aviva PLC	11,124,197	97,188
Balfour Beatty PLC	7,461,416	29,816
Barclays PLC	34,701,119	126,376
BG Group PLC	4,554,460	96,261
British American Tobacco PLC	2,743,795	163,317
Carnival PLC	1,813,247	68,518
Drax Group PLC	214,580	2,352
HSBC Holdings PLC	12,126,921	122,984
International Consolidated Airlines Group SA1	20,040,359	127,070

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2014 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
Lloyds Banking Group PLC[1]	108,222,871	$137,520
Michael Page International PLC	5,948,582	43,877
Rexam PLC	6,915,024	63,314
Rio Tinto PLC	960,739	51,110
Royal Dutch Shell PLC, Class A	1,579,530	65,377
Vodafone Group PLC	28,021,560	93,514

		1,288,594

Total Common Stock
(Cost $5,355,420) — 95.4%		5,992,644

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	324,971,307	324,971

Total Short-Term Investment
(Cost $324,971) — 5.2%		324,971

Total Investments — 100.6%
(Cost $5,680,391)‡		6,317,615

Liabilities in Excess of Other Assets — (0.6)%		(38,039)

Net Assets — 100.0%		$6,279,576

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2014.
1	Non-income producing security.

ADR American Depositary Receipt

‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $5,680,391 and the unrealized appreciation and depreciation were $788,347 and ($151,123), respectively.

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2000

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 28, 2014

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 28, 2014